                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Rock Creek Group, LP
Address: 1133 Connecticut Avenue, N.W.
         Washington, DC  20036

Form 13F File Number: 028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sudhir Krishnamurthi
Title: Senior Managing Director
Phone: (202) 331-3400

Signature, Place, and Date of Signing:


/s/ Sudhir Krishnamurthi                   Washington, DC       January 25, 2010
-------------------------------------   ---------------------   ----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              14
Form 13F Information Table Value Total:        $130,252
                                          (in Thousands)

List of Other Included Managers: None

                              13F INFORMATION TABLE

                                                                   ITEM 5                               ITEM 8
                                                     ITEM 4  ------------------   ITEM 6  ITEM 7  ------------------
        ITEM 1              ITEM 2         ITEM 3    VALUE    SH/PRN  SH/  PUT/  INVSTMT   OTHER   VOTING AUTHORITY
        ISSUER          TITLE OF CLASS     CUSIP    (x1000)   AMOUNT  PRN  CALL  DISCRTN   MGRS   SOLE  SHARED  NONE
---------------------  ----------------  ---------  -------  -------  ---  ----  -------  ------  ----  ------  ----
ISHARES TR INDEX       FTSE XNHUA IDX    464287184    8,254  191,550  SH         SOLE             X
ISHARES INC            MSCI BRAZIL       464286400   10,012  129,360  SH         SOLE             X
ISHARES INC            MSCI CHILE INVES  464286640    2,571   32,300  SH         SOLE             X
ISHARES TR INDEX       MSCI EMERG MKT    464287234   12,457  261,590  SH         SOLE             X
ISHARES INC            MSCI MALAYSIA     464286830   12,101  841,500  SH         SOLE             X
ISHARES INC            MSCI MEX INVEST   464286822   12,488  201,675  SH         SOLE             X
ISHARES INC            MSCI S KOREA      464286772   26,826  438,400  SH         SOLE             X
ISHARES INC            MSCI TAIWAN       464286731    5,924  379,250  SH         SOLE             X
ISHARES INC            MSCI THAILAND     464286624    3,950   61,000  SH         SOLE             X
ISHARES INC            MSCI TURKEY FD    464286715    1,973   29,800  SH         SOLE             X
MARKET VECTORS ETF TR  INDONESIA ETF     57060U753    8,731  100,000  SH         SOLE             X
MARKET VECTORS ETF TR  RUSSIA ETF        57060U506    5,766  152,100  SH         SOLE             X
SPDR INDEX SHS FDS     EUROPE ETF        78463X608   17,589  355,000  SH         SOLE             X
WISDOMTREE TRUST       INDIA ERNGS FD    97717W422    1,610   61,000  SH         SOLE             X